Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 11,218,496	$ 5,306,857
Financial assets at fair value through profit or loss - current	1,544,045	995,101
Financial assets at amortized cost - current	20,893,821	27,827,915
Contract assets	35,756,098	34,213,379
Accounts receivable	17,039,255	1,448,202
Inventories	21,800	23,116
Prepayments - current	8,201,082	7,445,195
Other receivables	4,798	107,228
Other current assets	65,060	170,461
Total current assets	94,744,455	77,537,454
Non-current assets
Financial assets at amortized cost - non-current	13,643,000	13,643,000
Property, plant and equipment	15,123,730	15,878,965
Right-of-use assets	513,667	53,036
Intangible assets	5,455,147	5,869,512
Deferred income tax assets	2,640,954	970,201
Prepayments - non-current	381,659	451,580
Other non-current assets	610,752	1,034,000
Total non-current assets	38,368,909	37,900,294
Total assets	133,113,364	115,437,748
Current liabilities
Short-term borrowings	13,104,502	16,449,110
Contract liabilities	48,200	107,603
Notes payable	569	603
Accounts payable	8,884,826	11,045,758
Other payables	4,274,056	6,080,563
Provisions - current	11,690	68,510
Lease liabilities - current	172,685	30,327
Current income tax liabilities	6,252,805	4,638,131
Warrant liabilities	5,490,903	6,221,482
Convertible preference shares liabilities	14,570,968	7,767,238
Long-term borrowings, current portion	2,018,170	1,817,873
Other current liabilities, others	111,596	89,614
Total current liabilities	54,940,970	54,316,812
Non-current liabilities
Long-term borrowings	5,392,223	6,822,438
Provisions - non-current	41,262	63,947
Deferred income tax liabilities	37,260	59,807
Lease liabilities - non-current	619,280	23,011
Guarantee Deposits Received	26,687
Total non-current liabilities	6,116,712	6,969,203
Total liabilities	61,057,682	61,286,015
Share capital
Ordinary share	12,299	7,846
Capital surplus
Capital surplus	184,403,646	166,168,318
Retained earnings
Accumulated deficit	(81,785,609)	(83,399,309)
Other equity interest
Financial statements translation differences of foreign operations	(994,514)	955,018
Treasury shares	(29,580,140)	(29,580,140)
Equity attributable to owners of the parent	72,055,682	54,151,733
Total equity	72,055,682	54,151,733
Total liabilities and equity	$ 133,113,364	$ 115,437,748